Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the SGX-ST Market (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 7,230.0	₨ 528,582.4	₨ 445,036.1
Singapore Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding | ₨		93,248.1	83,849.0
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.750% senior notes 1 [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts	$ 250.0
Outstanding Principal amounts	$ 250.0
Outstanding | ₨		₨ 18,160.7	18,763.6
Interest rate	5.75%	5.75%
Redeemable on	October 2024
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.750% senior notes 2 [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	May 2014
Currency	USD
Initial Principal amounts	$ 300.0
Outstanding Principal amounts	$ 300.0
Outstanding | ₨		₨ 21,934.8	22,678.2
Interest rate	5.75%	5.75%
Redeemable on	May 2021
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 4.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts	$ 500.0
Outstanding Principal amounts	$ 262,532.0
Outstanding | ₨		₨ 0.0	19,862.8
Interest rate	4.625%	4.625%
Redeemable on	April 2020
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	USD
Initial Principal amounts	$ 300.0
Outstanding Principal amounts	$ 300.0
Outstanding | ₨		₨ 21,811.1	₨ 22,544.4
Interest rate	5.875%	5.875%
Redeemable on	May 2025
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2020
Currency	USD
Initial Principal amounts	$ 300.0
Outstanding Principal amounts	$ 300.0
Outstanding | ₨		₨ 21,759.6
Interest rate	5.50%	5.50%
Redeemable on	June 2024
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 4.000% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	July 2020
Currency	GBP
Initial Principal amounts	$ 98.0
Outstanding Principal amounts	$ 98.0
Outstanding | ₨		₨ 9,581.9
Interest rate	4.00%	4.00%
Redeemable on	July 2023